Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments
17. Commitments

(a) Operating Lease Commitment

The Group leases office space, service center and warehouses under non-cancellable operating lease agreements that expire at various dates through December 2026. During the three years ended December 31, 2016, 2017 and 2018, the Group incurred rental expenses amounting to RMB71,127, RMB105,126 and RMB141,993, respectively.

As of December 31, 2018, minimum lease payments under all non-cancellable leases were as follows:

Year ended December 31, 2018
RMB
2019	161,402
2020	139,306
2021	102,574
2022	100,001
2023 and after	140,201

Total lease commitment	643,484

(b) Other Commitment

In 2017, the Group entered into a license agreement with a brand partner to obtain the right and obligation to distribute, sell, advertise and promote specific products of the brand. The future aggregate minimum payments under the license agreement are as follows:

Year ended December 31, 2018
RMB
2019	25,912
2020	37,524
2021	55,160
2022	81,051
2023 and after	295,687

Total other commitment	495,334